Commitments and Contingencies (Details) - Schedule of supplemental cash flow information related to leases - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of supplemental cash flow information related to leases [Abstract]
Operating cash flows for operating leases	$ 17,606	$ 10,388
Supplemental non-cash amounts of lease liabilities arising from obtaining right of use assets	$ 1,770	$ 294,294